Dividends (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Mar. 30, 2019 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares
Dividends [Line Items]
Dividend declared for common share holders		$ 344,382		$ 277,835
Cash dividend declared per common share (USD per share) | $ / shares		$ 0.6063		$ 0.5512
Series A Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders			$ 6,194		$ 6,194
Dividend declared per preferred share (CAD per share) | (per share)		1.2905			$ 1.2905
Series D Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders			$ 5,091		$ 5,068
Dividend declared per preferred share (CAD per share) | (per share)	$ 1.25	$ 1.2728			$ 1.2671